Receivables, Prepayments and Other Assets - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Current:
Trade receivables, other than related parties	$ 995	$ 1,041
Unbilled accounts receivable	124	63
Receivables from government grants	350	167
Other	453	307
Total	1,922	1,578
Non-current:
Unbilled accounts receivable	12	18
Advances to suppliers	167	173
Receivables from government grants	183	100
Equity investments	124	101
Other	15	106
Total	$ 501	$ 498